SHARE- BASED COMPENSATION (Schedule of Option grants to key officers and directors ) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		₪ 0.02	₪ 0.02
President and CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	March 22, 2015
Options granted | shares	170,000
Options, exercise price | $ / shares	$ 9.78
Fair value of options exercisable | $	$ 663
President and CEO [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		39.62
Key Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	March 22, 2015
Options granted | shares	285,000
Options, exercise price | $ / shares	$ 9.78
Fair value of options exercisable | $	$ 1,016
Key Officers [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		39.62
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	March 22, 2015
Options granted | shares	2,500
Options, exercise price | $ / shares	$ 9.57
Fair value of options exercisable | $	$ 20
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		38.77
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	March 22, 2015
Options granted | shares	2,500
Options, exercise price | $ / shares	$ 10.06
Fair value of options exercisable | $	$ 20
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		40.77
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	July 2, 2015
Options granted | shares	12,500
Options, exercise price | $ / shares	$ 10.46
Fair value of options exercisable | $	$ 44
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		39.53
Key Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	November 17, 2015
Options granted | shares	160,000
Options, exercise price | $ / shares	$ 8.14
Fair value of options exercisable | $	$ 382
Key Officers [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		31.77
Key Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	December 16, 2015
Options granted | shares	130,000
Options, exercise price | $ / shares	$ 7.15
Fair value of options exercisable | $	$ 298
Key Officers [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		27.73
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	February 29, 2016
Options granted | shares	2,500
Options, exercise price | $ / shares	$ 7.23
Fair value of options exercisable | $	$ 14
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		28.28
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	February 29, 2016
Options granted | shares	2,500
Options, exercise price | $ / shares	$ 8.37
Fair value of options exercisable | $	$ 14
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		32.72
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	May 18, 2016
Options granted | shares	12,500
Options, exercise price | $ / shares	$ 7.25
Fair value of options exercisable | $	$ 41
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		27.79
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	August 10, 2016
Options granted | shares	10,000
Options, exercise price | $ / shares	$ 7.06
Fair value of options exercisable | $	$ 27
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		26.89
Key Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	September 26, 2016
Options granted | shares	150,000
Options, exercise price | $ / shares	$ 6.96
Fair value of options exercisable | $	$ 318
Key Officers [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		26.21
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	January 12, 2017
Options granted | shares	2,500
Options, exercise price | $ / shares	$ 5.54
Fair value of options exercisable | $	$ 6
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		21.18
Key Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	April 2, 2017
Options granted | shares	179,000
Options, exercise price | $ / shares	$ 5.54
Fair value of options exercisable | $	$ 318
Key Officers [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		20.12
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	May 16, 2017
Options granted | shares	10,000
Options, exercise price | $ / shares	$ 5.43
Fair value of options exercisable | $	$ 21
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		19.59
Key Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	August 9, 2017
Options granted | shares	550,000
Options, exercise price | $ / shares	$ 5.20
Fair value of options exercisable | $	$ 705
Key Officers [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		18.71
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	August 10, 2017
Options granted | shares	2,500
Options, exercise price | $ / shares	$ 5.19
Fair value of options exercisable | $	$ 4
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		18.67
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	September 17, 2017
Options granted | shares	2,500
Options, exercise price | $ / shares	$ 4.92
Fair value of options exercisable | $	$ 4
Directors [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		17.34
Key Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	October 1, 2017
Options granted | shares	15,000
Options, exercise price | $ / shares	$ 4.79
Fair value of options exercisable | $	$ 22
Key Officers [Member] | NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options, par value		0.02
Options, exercise price		₪ 16.92